SHAREHOLDERS' EQUITY (Summary Of Employee Options Activity) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding, balance	7,663,313
Granted	1,068,589
Exercised	(1,225,170)
Forfeited	(68,613)
Outstanding, balance	7,438,119	7,663,313
Exercisable options at the end of the year	5,295,987
Options vested and expected to vest at the end of the year	7,322,566
Weighted average exercise price
Outstanding, weighted average exercise price	$ 25.81
Granted, weighted average exercise price	105.46
Exercised, weighted average exercise price	22.18
Forfeited, weighted average exercise price	60.35
Outstanding, weighted average exercise price	37.53	$ 25.81
Exercisable, weighted average exercise price	20.22
Options vested and expected to vest at the end of the year	$ 36.83
Additional Disclosures
Outstanding, weighted average remaining contractual term	5 years 5 months 26 days	5 years 10 months 28 days
Exercisable, weighted average remaining contractual term	4 years 3 months 21 days
Options vested and expected to vest, weighted average remaining contractual term	5 years 5 months 8 days
Outstanding at the beginning of the year, aggregate intrinsic value	$ 631,994	$ 496,978
Exercisable, aggregate intrinsic value	541,129
Options vested and expected to vest at the end of the year, aggregate intrinsic value	$ 627,224